Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31,
	2023	2022
Cost:
Technology	$—	$4,284,315
Backlog	—	45,996

	—	4,330,311

Accumulated amortization and impairment:
Accumulated amortization	—	2,222,194
Intangible asset impairment	—	2,108,117

	—	4,330,311

Intangible assets, net	$—	$—